UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Rockefeller Core Taxable Bond Fund
Schedule of Investments
February 28, 2014 (Unaudited)
	Principal
	Amount	Value
Corporate Bonds - 31.72%
Bank of America NA
0.543%, 06/15/2017 (a)	$1,205,000	$1,181,781
Citigroup, Inc.
4.450%, 01/10/2017	1,012,000	1,099,744
Comcast Corp.
7.050%, 03/15/2033	782,000	1,016,527
Duke Energy Indiana, Inc.
3.750%, 07/15/2020	1,128,000	1,204,147
FedEx Corp.
4.900%, 01/15/2034	1,553,000	1,593,418
Fifth Third Bancorp
3.625%, 01/25/2016	1,202,000	1,265,400
General Electric Capital Corp.
6.750%, 03/15/2032	1,011,000	1,293,292
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,557,000	1,790,654
KeyCorp
5.100%, 03/24/2021	997,000	1,118,403
Lubrizol Corp.
8.875%, 02/01/2019	802,000	1,047,805
Morgan Stanley
6.250%, 08/09/2026	1,087,000	1,300,991
NVR, Inc.
3.950%, 09/15/2022	1,119,000	1,094,393
PNC Funding Corp.
5.125%, 02/08/2020	1,011,000	1,157,389
The Goldman Sachs Group, Inc.
6.125%, 02/15/2033	1,118,000	1,301,460
United Parcel Service, Inc.
5.125%, 04/01/2019	912,000	1,046,828
Verizon Communications, Inc.
6.400%, 09/15/2033	1,136,000	1,350,767
Yum! Brands, Inc.
3.875%, 11/01/2023	1,314,000	1,313,414
Total Corporate Bonds (Cost $20,897,934)		21,176,413

Municipal Bonds - 15.57%
Connecticut - 0.75%
State of Connecticut
1.032%, 10/15/2016	500,000	504,325
Kentucky - 1.67%
University of Kentucky
5.150%, 11/01/2024	1,000,000	1,114,480
New Jersey - 0.54%
New Jersey Transportation Trust Fund Authority
1.087%, 12/15/2016	355,000	358,184

New York - 5.10%
Nassau County Interim Finance Authority
2.722%, 11/15/2022	1,250,000	1,217,612
New York State Dormitory Authority
1.317%, 07/01/2016	1,080,000	1,097,831
Triborough Bridge & Tunnel Authority
1.000%, 11/15/2015	1,080,000	1,089,461
		3,404,904
Ohio - 2.00%
State of Ohio
5.400%, 05/01/2017	1,175,000	1,333,226
Oregon - 2.25%
Oregon State Lottery
1.890%, 04/01/2020	1,550,000	1,502,338
Texas - 1.69%
State of Texas
6.072%, 10/01/2029	1,000,000	1,129,250
Utah - 1.57%
State of Utah
3.289%, 07/01/2020	1,000,000	1,051,860
Total Municipal Bonds (Cost $10,331,548)		10,398,567

U.S. Government Agency Issue - 2.91%
Federal Home Loan Banks
5.000%, 11/17/2017	1,700,000	1,940,421
Total U.S. Government Agency Issue (Cost $1,934,252)		1,940,421

U.S. Treasury Obligations - 29.02%
United States Treasury Notes/Bond
1.250%, 04/15/2014	2,131,000	2,133,913
2.250%, 01/31/2015	1,909,000	1,945,689
0.250%, 12/31/2015	3,478,000	3,476,369
0.625%, 07/15/2016	1,378,000	1,383,383
3.250%, 07/31/2016	2,079,000	2,218,033
0.875%, 04/30/2017	2,696,000	2,703,371
2.375%, 12/31/2020	3,542,000	3,607,307
5.375%, 02/15/2031	1,490,000	1,908,131
Total U.S. Tresury Obligations (Cost $19,237,274)		19,376,196

	Shares
Mutual Funds - 14.51%
Vanguard GNMA Fund	912,328	9,688,924
Total Mutual Funds (Cost $9,522,412)		9,688,924

Money Market Fund - 9.84%
Fidelity Institutional Money Market Fund - Government Portfolio, 0.010% (a)	6,566,388	6,566,388
Total Money Market Fund (Cost $6,566,388)		6,566,388

Total Investments (Cost $68,489,808) - 103.57%		69,146,909
Liabilities in Excess of Other Assets - (3.57)%		(2,386,381)
Total Net Assets - 100.00%		$66,760,528

Percentages are stated as a percent of net assets.

(a)     Variable rate security; the rate shown represents the rate at February 28, 2014.

The accompanying footnotes are an integral part of this Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the excluse property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
February 28, 2014 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 99.02%
Alaska - 0.50%
State of Alaska
5.000%, 04/01/2020	$250,000	$285,667
Arizona - 3.18%
Arizona State University
4.000%, 07/01/2015	125,000	131,218
Arizona Water Infrastructure Finance Authority
5.000%, 10/01/2027	1,500,000	1,697,775
		1,828,993
California - 4.44%
City of Los Angeles, CA Wastewater System Revenue
4.000%, 06/01/2014	300,000	302,757
Los Angeles Unified School District
4.500%, 07/01/2023	1,300,000	1,433,471
San Francisco Bay Area Rapid Transit District
5.000%, 08/01/2026	720,000	815,407
		2,551,635
Colorado - 6.07%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2027	1,500,000	1,650,795
Denver City & County School District No. 1
5.000%, 12/01/2026	1,600,000	1,837,680
		3,488,475
Connecticut - 2.27%
State of Connecticut
5.000%, 10/15/2026	380,000	425,984
5.000%, 06/01/2023	500,000	586,840
5.000%, 12/15/2015	270,000	292,734
		1,305,558
District of Columbia - 3.02%
District of Columbia
5.000%, 12/01/2024	500,000	582,465
5.000%, 06/01/2023	1,000,000	1,155,230
		1,737,695
Florida - 5.40%
Hillsborough County School Board
5.000%, 07/01/2024	120,000	132,490
JEA Electric System Revenue
4.000%, 10/01/2020	250,000	276,932
State of Florida
4.750%, 06/01/2026	250,000	271,745
5.000%, 06/01/2024	1,000,000	1,165,640
5.000%, 06/01/2020	1,000,000	1,141,330
State of Florida Lottery Revenue
5.000%, 07/01/2025	100,000	113,405
		3,101,542

Hawaii - 0.74%
State of Hawaii
5.000%, 07/01/2016	400,000	425,340
Kentucky - 4.14%
Kentucky State Property & Building Commission
5.000%, 11/01/2022	750,000	849,315
5.000%, 11/01/2021	350,000	398,366
5.000%, 11/01/2019	600,000	688,494
Kentucky Turnpike Authority
5.000%, 07/01/2015	100,000	106,197
Louisville & Jefferson County Metropolitan Sewer District
5.000%, 05/15/2027	300,000	335,472
		2,377,844
Maryland - 2.63%
City of Baltimore, MD
5.000%, 07/01/2035	125,000	132,884
5.500%, 10/15/2015	200,000	216,974
County of Baltimore, MD
5.000%, 02/01/2019	1,000,000	1,159,080
		1,508,938
Massachusetts - 0.20%
Commonwealth of Massachusetts
5.500%, 06/01/2015	110,000	117,238
New Jersey - 2.03%
New Jersey Economic Development Authority
5.000%, 03/01/2027	750,000	827,265
New Jersey Educational Facilities Authority
5.000%, 06/01/2022	200,000	233,930
Tenafly School District
4.500%, 07/15/2025	100,000	105,813
		1,167,008
New York - 27.36%
City of New York, NY
5.000%, 08/01/2024	500,000	574,540
5.000%, 04/01/2017	500,000	546,215
5.250%, 09/01/2022	1,000,000	1,166,460
Erie County Fiscal Stability Authority
5.000%, 05/15/2022	485,000	562,003
Metropolitan Transportation Authority
5.000%, 11/15/2021	750,000	883,928
5.000%, 11/15/2027	500,000	544,055
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2024	695,000	804,866
5.000%, 11/01/2023	500,000	537,825
New York State Dormitory Authority
5.000%, 07/01/2024	850,000	943,126
5.250%, 02/15/2022	1,000,000	1,160,450
New York State Environmental Facilities Corp.
5.000%, 06/15/2021	1,000,000	1,095,080
New York State Thruway Authority
5.000%, 03/15/2020	500,000	540,360

5.000%, 01/01/2024	1,000,000	1,142,230
5.000%, 01/01/2025	1,250,000	1,445,150
New York State Urban Development Corp
5.000%, 12/15/2023	275,000	312,823
Port Authority of New York & New Jersey
5.000%, 07/15/2021	500,000	537,455
5.000%, 12/01/2021	320,000	340,320
Triborough Bridge & Tunnel Authority
5.000%, 01/01/2025	2,250,000	2,590,358
		15,727,244
Ohio - 1.48%
County of Hamilton, OH Sales Tax Revenue
5.000%, 12/01/2020	515,000	566,979
Ohio Higher Educational Facility Commission
5.000%, 01/01/2024	250,000	284,060
		851,039
Oregon - 0.47%
City of Portland, OR Sewer System Revenue
5.000%, 08/01/2018	250,000	269,847
Pennsylvania - 3.06%
Commonwealth of Pennsylvania
5.000%, 06/01/2019	275,000	327,748
Pennsylvania Economic Development Financing Authority
5.000%, 07/01/2022	500,000	551,510
5.000%, 07/01/2020	500,000	591,715
Wilson School District
5.250%, 06/01/2023	265,000	287,877
		1,758,850
South Carolina - 1.84%
Piedmont Municipal Power Agency
4.000%, 01/01/2023	1,000,000	1,057,070
Tennessee - 2.01%
Shelby County Health Educational & Housing Facilities Board
5.000%, 07/01/2022	1,050,000	1,157,919
Texas - 17.74%
City of Dallas, TX Waterworks & Sewer System Revenue
5.000%, 10/01/2028	1,150,000	1,297,947
City of Garland, TX
5.000%, 02/15/2025	1,000,000	1,134,330
City of San Antonio, TX
5.000%, 08/01/2022	500,000	570,045
City Public Service Board of San Antonio, TX
5.250%, 02/01/2024	250,000	285,643
County of Bexar, TX
5.250%, 06/15/2020	1,000,000	1,139,130
North East Independent School District
5.000%, 08/01/2026	900,000	1,014,102
Pasadena Independent School District
5.000%, 02/15/2029	200,000	218,210
State of Texas
5.000%, 10/01/2023	1,000,000	1,140,390

Texas A&M University
5.000%, 05/15/2019	1,200,000	1,402,056
Texas State University System
5.000%, 03/15/2024	765,000	901,767
Texas Transportation Commission State Highway Fund
5.000%, 04/01/2022	1,000,000	1,093,090
		10,196,710
Virginia - 4.01%
Virginia College Building Authority
4.500%, 09/01/2026	1,025,000	1,103,751
Virginia Commonwealth Transportation Board
5.000%, 05/15/2026	865,000	985,166
Virginia Resources Authority
4.500%, 05/01/2018	200,000	216,320
		2,305,237
Washington - 3.20%
City of Seattle, WA Water System Revenue
5.000%, 02/01/2021	650,000	729,248
State of Washington
5.000%, 01/01/2026	1,000,000	1,110,230
		1,839,478
Wisconsin - 3.23%
State of Wisconsin
4.500%, 11/01/2015	200,000	214,138
5.000%, 05/01/2026	1,445,000	1,643,601
		1,857,739
Total Municipal Bonds (Cost $56,507,799)		56,917,066

	Shares
Money Market Fund - 2.22%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.010% (a)	1,275,756	1,275,756
Total Money Market Fund (Cost $1,275,756)		1,275,756

Total Investments (Cost $57,783,555) - 101.24%		58,192,822
Liabilities in Excess of Other Assets - (1.24)%		(710,037)
Total Net Assets - 100.00%		$57,482,785

Percentages are stated as a percent of net assets.

(a)    Variable rate security; the rate shown represents the rate at February 28, 2014.

The accompanying footnotes are an integral part of this Schedule of Investments.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
February 28, 2014 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 99.10%
Colorado - 2.21%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2027	$750,000	$825,398
Maryland - 3.10%
County of Baltimore, MD
5.000%, 02/01/2019	1,000,000	1,159,080
New Jersey - 1.96%
New Jersey Educational Facilities Authority
5.000%, 06/01/2022	625,000	731,031
New York - 84.16%
Arlington Central School District
5.000%, 05/15/2022	200,000	226,920
City of New York, NY
5.000%, 09/01/2017	325,000	347,977
5.000%, 08/01/2023	1,200,000	1,408,848
5.000%, 08/01/2022	535,000	603,400
County of Westchester, NY
3.000%, 06/01/2016	400,000	423,432
4.000%, 07/01/2022	195,000	218,753
Erie County Fiscal Stability Authority
5.000%, 05/15/2022	750,000	869,077
5.000%, 05/15/2021	225,000	262,850
Madison County Capital Resource Corp.
4.000%, 07/01/2015	700,000	734,818
Metropolitan Transportation Authority
4.750%, 04/01/2028	770,000	825,094
5.000%, 11/15/2027	270,000	293,790
5.000%, 11/15/2023	1,000,000	1,132,060
5.000%, 11/01/2015	750,000	808,815
5.250%, 11/15/2025	750,000	872,647
5.500%, 11/15/2014	125,000	129,666
Nassau County Interim Finance Authority
5.000%, 11/15/2022	205,000	234,215
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2025	500,000	569,490
5.000%, 01/15/2022	350,000	393,816
5.000%, 07/15/2024	575,000	629,453
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2023	350,000	419,325
5.000%, 02/01/2025	695,000	793,662
New York City Trust of Cultural Resources
5.000%, 04/01/2026	750,000	857,715
New York City Water & Sewer System
5.000%, 06/15/2027	155,000	173,459
5.000%, 06/15/2027	725,000	818,989

New York Local Government Assistance Corp.
4.000%, 04/01/2024	475,000	521,317
5.000%, 04/01/2019	1,055,000	1,225,731
New York State Dormitory Authority
4.000%, 07/01/2024	485,000	512,349
5.000%, 10/01/2022	525,000	628,761
5.000%, 08/15/2024	150,000	169,332
5.000%, 07/01/2020	250,000	277,090
5.000%, 03/15/2018	1,000,000	1,164,410
New York State Environmental Facilities Corp.
5.000%, 06/15/2021	880,000	963,670
5.500%, 06/15/2015	250,000	267,000
New York State Thruway Authority
5.000%, 04/01/2015	150,000	157,774
5.000%, 04/01/2018	725,000	776,859
5.000%, 01/01/2025	1,000,000	1,156,120
5.000%, 01/01/2022	575,000	642,879
New York State Thruway Authority Highway & Bridge Trust Fund
5.000%, 04/01/2023	1,250,000	1,352,825
5.000%, 04/01/2023	200,000	210,344
New York State Urban Development Corp.
5.000%, 03/15/2024	500,000	589,390
Port Authority of New York & New Jersey
5.000%, 07/15/2021	500,000	537,455
5.000%, 12/01/2019	545,000	579,749
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	750,000	769,815
Smithtown Central School District
5.000%, 08/01/2021	350,000	410,879
Suffolk County Water Authority
4.000%, 06/01/2024	450,000	487,323
5.000%, 06/01/2023	450,000	530,082
The New York Power Authority
5.000%, 11/15/2020	860,000	981,423
5.000%, 11/15/2017	225,000	259,421
5.000%, 11/15/2014	100,000	103,351
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	350,000	389,872
Town of Guilderland, NY
4.500%, 04/15/2030	250,000	251,213
Triborough Bridge & Tunnel Authority
5.000%, 01/01/2025	1,275,000	1,467,869
		31,432,574
Pennsylvania - 1.58%
Pennsylvania Economic Development Financing Authority
5.000%, 07/01/2020	500,000	591,715
South Carolina - 1.42%
Piedmont Municipal Power Agency
4.000%, 01/01/2023	500,000	528,535
Texas - 2.44%
County of Bexar, TX
5.250%, 06/15/2020	550,000	626,522

State of Texas
5.000%, 10/01/2023	250,000	285,097
		911,619
Washington - 2.23%
State of Washington
5.000%, 01/01/2026	750,000	832,673
Total Municipal Bonds (Cost $36,768,056)		37,012,625

	Shares
Money Market Fund - 0.59%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.010% (a)	219,969	219,969
Total Money Market Fund (Cost $219,969)		219,969

Total Investments (Cost $36,988,025) - 99.69%		37,232,594
Other Assets in Excess of Liabilities - 0.31%		114,645
Total Net Assets - 100.00%		$37,347,239

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2014.

The accompanying footnotes are an integral part of this Schedule of Investments.

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

	Core Taxable Bond Fund	Intermediate Tax Exempt National Bond Fund	Intermediate Tax Exempt New York Bond Fund
Cost of investments	$68,489,808	$57,783,555	$36,988,025
Gross unrealized appreciation - Investments	680,474	463,714	298,732
Gross unrealized depreciation - Investments	(23,373)	(54,447)	(54,163)
Net unrealized appreciation	$657,101	$409,267	$244,569

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  Tax adjustments will be made as part of the Fund's first annual report, which will be dated November 30, 2014.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Rockefeller Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Core Taxable Bond Fund is to provide current income consistent with the preservation of capital.  The investment objective of the Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.  The investment objective of the Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds became effective and commenced operations on December 26, 2013.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Rockefeller & Co., Inc. (the “Adviser”), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When a security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments, including municipal bonds, are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing adopted by the Board of Trustees and other factors as warranted. In considering a fair procedures value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's the similar securities or financial instruments.holding; cost of the security on the date of purchase; trading activity and prices ofvaluation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of February 28, 2014.

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Corporate Bonds	$-	$21,176,413	$-	$21,176,413
Municipal Bonds	-	10,398,567	-	10,398,567
U.S. Government Agency Issues	-	1,940,421	-	1,940,421
U.S. Government Notes/Bonds	-	19,376,196	-	19,376,196
Total Fixed Income Securities	-	52,891,597	-	52,891,597
Mutual Funds	9,688,924	-	-	9,688,924
Money Market Funds	-	6,566,388	-	6,566,388
Total Investments in Securities	$9,688,924	$59,457,985	$-	$69,146,909

Intermediate Tax Exempt Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$56,917,066	$-	$56,917,066
Total Fixed Income Securities	-	56,917,066	-	56,917,066
Money Market Funds	-	1,275,756	-	1,275,756
Total Investments in Securities	$-	$58,192,822	$-	$58,192,822

Intermediate Tax Exempt Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$37,012,625	$-	$37,012,625
Total Fixed Income Securities	-	37,012,625	-	37,012,625
Money Market Funds	-	219,969	-	219,969
Total Investments in Securities	$-	$37,232,594	$-	$37,232,594

The Fund recognizes transfers between levels as of the end of the fiscal period.  There were no transfers as of February 28, 2014.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The Funds did not hold derivative instruments during the period ended February 28, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   April, 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date   April, 21, 2014

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   April, 21, 2014

* Print the name and title of each signing officer under his or her signature.